Exhibit 99.23

Allonhill Loan No	Customer Loan No	Seller Loan No	Borrower First Name	Borrower Last Name	CoBorrower First Name	CoBorrower Last Name	State	Occupancy	Loan Purpose	Event Grade	HUD1 Status	TIL Status	Other missing compliance docs	Compliance Test Status	Predatory Lending Flag	Material Exceptions	Material Exceptions - Curable	Missing Critical Docs - Curable	Non-material Exceptions	Waived/Satisfied Exceptions	Fee Disclosure Variance
redacted	redacted	415212410	redacted	redacted	CA	O	Other-than-first-time Home Purchase	1 - No Exceptions	Final HUD	Final TIL	Final	No	CLEARED: 937: Missing Lender Rate Lock - Missing re-lock confirmation with an interest rate of 3.75%.

CLEARED: 816: Per guidelines 12 months of mortgage or rental history is required. The credit report only shows 11 months

CLEARED: 821: Provide LOE from [redacted] regarding joint accounts of [redacted] giving borrower 100% access to all funds.
   + COMMENT: In order for the [redacted] accounts to be used for qualifying purposes, a letter of explanation is required in order to determine that there is no doubt on the type of accounts these are classified as and the borrower has full access to the funds.

CLEARED: 850: Missing Federal Income Tax Return - Provide personal tax returns for 2009/2010 to be reviewed for rental properties listed on Schedule E.
   + COMMENT: Tax transcripts do not break out each rental property in order to perform an accurate calculation of rental income/loss.
   + COMMENT: After review, the tax returns are still needed to tie the property addresses to documentation that can be provided to show properties have transferred out of the borrower's possession. Provide the 2010 and 2009 tax returns and evidence on the current status
																				of each property listed on the returns.	$3,052.03

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